Condensed Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Operating revenues, net of discounts, returns and allowances
Sales of ores and metals	$ 9,642	$ 13,015	$ 11,743
Aluminum products			383
Revenues from logistic services	403	420	328
Fertilizer products	830	856	787
Others	464	464	307
Revenues before taxes	11,339	14,755	13,548
Taxes on revenues	(285)	(328)	(335)
Net operating revenues	11,054	14,427	13,213
Operating costs and expenses
Cost of ores and metals sold	(4,256)	(4,699)	(4,101)
Cost of aluminum products			(289)
Cost of logistic services	(353)	(346)	(289)
Cost of fertilizer products	(666)	(592)	(645)
Others	(415)	(388)	(252)
Total costs	(5,690)	(6,025)	(5,576)
Selling, general and administrative expenses	(529)	(827)	(419)
Research and development expenses	(299)	(529)	(342)
Gain on sale of assets			1,513
Others	(686)	(1,023)	(420)
Total costs and expenses	(7,204)	(8,404)	(5,244)
Operating income	3,850	6,023	7,969
Non-operating income (expenses)
Financial income	119	139	165
Financial expenses	(613)	(547)	(582)
Gains on derivatives, net	296	46	239
Foreign exchange and indexation gains (losses), net	427	(108)	80
Total non-operating income (expenses)	229	(470)	(98)
Income before discontinued operations, income taxes and equity results	4,079	5,553	7,871
Income taxes
Current	(813)	(1,038)	(1,593)
Deferred	260	(109)	216
Income taxes per consolidated statements of income	(553)	(1,147)	(1,377)
Equity in results of affiliates, joint ventures and other investments	243	167	280
Net income	3,769	4,573	6,774
Losses attributable to noncontrolling interests	(58)	(99)	(52)
Net income attributable to the Company's stockholders	$ 3,827	$ 4,672	$ 6,826
Earnings per share attributable to Company's stockholders:
Earnings per preferred share (in dollars per share)	$ 0.74	$ 0.89	$ 1.29
Earnings per common share (in dollars per share)	$ 0.74	$ 0.89	$ 1.29
Earnings per convertible note linked to preferred share (in dollars per share)	$ 0.97	$ 1.21	$ 1.67
Earnings per convertible note linked to common share (in dollars per share)	$ 1.03	$ 2.82	$ 1.74